SCHEDULE OF GOLD IN BULLION (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) oz	Mar. 31, 2021 USD ($) oz	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($) oz
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beginning balance, ounce | oz	239
Beginning balance cost	$ 1,884
Beginning balalnce, fair value	$ 437,212
Net change in unrealized depreciation, ounce | oz
Net change in unrealized depreciation, cost
Net change in unrealized depreciation, fair value	$ 22,951		(13,004)
Ending balance, ounce | oz	239
Ending balance, cost	$ 1,884		1,884
Ending balance, fair value	$ 460,163		$ 437,212
Investments in gold bullion, ounce | oz			239
Investments in Gold bullion, cost			$ 1,884
Investment in Gold bullion, fair value			$ 450,216
Ending balance, ounce | oz			239